Long Term Debt (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended	3 Months Ended				6 Months Ended	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Jun. 30, 2014	Sep. 30, 2012	Mar. 31, 2012
Debt Instrument
Loans Payable to Bank	882,800,000	$ 0
Tangible Equity Units, Debt Component	38,400,000	0
Secured Debt	1,100,000	0
Secured Debt, Other	4,800,000	0
Capital Lease Obligations	3,800,000	0
Long-term Debt, Gross	3,810,900,000	1,375,000,000
Equity Investment in Affiliate								60,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6.5
Long-term Debt, Current Maturities	(25,600,000)	0
Plus: Unamortized premium	45,200,000	33,600,000
Long-term Debt	3,830,500,000	1,408,600,000
Long term debt, discount on issuance	4,400,000
Debt Covenant, Leverage Ratio	2.50
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Long-term Debt	3,830,500,000	1,408,600,000
Eurodollar [Member] | Minimum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	2.00%
Eurodollar [Member] | Maximum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	2.50%
Base Rate [Member] | Minimum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.00%
Base Rate [Member] | Maximum [Member]
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.50%
7.375% Senior Notes [Member]
Debt Instrument
Senior Notes	1,375,000,000	1,375,000,000							775,000,000
Debt Instrument, Face Amount		1,375,000,000.0							775,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Debt Instrument, Increase, Additional Borrowings		350,000,000	250,000,000
Premium percentage on debt issuance		105.75%	106.00%
6.75% Senior Notes [Member] [Member]
Debt Instrument
Senior Notes	875,000,000	0		350,000,000	525,000,000	350,000,000
Debt Instrument, Face Amount	875,000,000.0	525,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	6.75%
Debt Instrument, Increase, Additional Borrowings				364,000,000	516,200,000
Debt Issuance Cost					8,800,000	6,100,000
Premium percentage on debt issuance				105.75%
6.00% Senior Notes [Member]
Debt Instrument
Senior Notes	630,000,000	0					630,000,000
Debt Instrument, Face Amount	630,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Increase, Additional Borrowings							619,000,000
Debt Issuance Cost							11,000,000
Term Loan [Member]
Debt Instrument
Debt Instrument, Face Amount	885,000,000.0
Debt Instrument, Increase, Additional Borrowings				860,900,000
Debt Issuance Cost						19,700,000
Debt Instrument, Periodic Payment, Principal						2,200,000
Payments of Financing Costs	6,700,000
4.57% 2012 Series Bond [Member]
Debt Instrument
Debt Instrument, Interest Rate, Stated Percentage	4.57%
Financing Commitment [Member]
Debt Instrument
Debt Covenant, Leverage Ratio	5.75
Payments of Financing Costs	2,500,000
Revolving Credit Facility [Member]
Debt Instrument
Line of Credit Facility, Maximum Borrowing Capacity	400,000,000
Debt Covenant, Leverage Ratio	3.00
Debt Covenant, Maximum Undischarged Judgments	60,000,000
Debt covenant, interest coverage ratio	1.75
Debt Issuance Cost	3,600,000
Letters of Credit Outstanding, Amount	500,000.0
Line of Credit Facility, Remaining Borrowing Capacity	399,500,000.0
Revolver Incremental Borrowing Capacity [Member]
Debt Instrument
Line of Credit Facility, Maximum Borrowing Capacity	600,000,000
Bridge Loan [Member]
Debt Instrument
Payments of Financing Costs	4,300,000
Debt Instrument, Interest Rate, Effective Percentage	3.60%